Equity - Additional Information (Details) - USD ($)		6 Months Ended
	Feb. 19, 2025	Jun. 30, 2025	Dec. 31, 2024	May 07, 2024
Class of Stock [Line Items]
Common stock, shares authorized		450,000,000	100
Common stock, par value		$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued		58,163,341	100
Issuance of common shares/ capital stock		$ 14,258,460
Common stock, shares outstanding		58,163,341	100
Cash distributions per common share		$ 80,000
Total cash distribution paid		$ 8,000,000
MGO Financial Advisor
Class of Stock [Line Items]
Common stock, shares issued		1,413,462
Heidmar Shareholders
Class of Stock [Line Items]
Common stock, shares issued		52,476,758
Heidmar Maritime Holdings Corp.
Class of Stock [Line Items]
Common stock, shares authorized	450,000,000
Common stock, par value	$ 0.001
Preferred stock, shares authorized	50,000,000
Preferred shares, par value (in Dollars per share)	$ 0.001
Stock issuance ratio	16.6667
Percentage of allocation of shares	94.34%
Issuance of common shares/ capital stock, shares		57,102,588
Issuance of common shares/ capital stock		$ 57,102
MGO Global Inc.
Class of Stock [Line Items]
Preferred shares, par value (in Dollars per share)	$ 0.001
Percentage of allocation of shares	5.66%
Common stock, shares issued		3,212,368